Other Liabilities	9 Months Ended
Sep. 30, 2016
Other Liabilities Disclosure [Abstract]
Other Liabilities

13. OTHER LIABILITIES

A summary of “Other liabilities” as of September 30, 2016 and December 31, 2015 is as follows:

	September 30, 2016	December 31, 2015
	(in millions)
Advances on buy-back agreements	$2,435	$2,147
Warranty and campaign programs	939	908
Marketing and sales incentive programs	1,186	1,166
Tax payables	694	528
Accrued expenses and deferred income	624	595
Accrued employee benefits	625	572
Legal reserves and other provisions	950	389
Contract reserve	388	396
Restructuring reserve	37	51
Other	644	736
Total	$8,522	$7,488

At September 30, 2016, “Legal reserves and other provisions” include the provision of €495 million (equivalent to $543 million at payment date), recorded in the first half of 2016, in relation to the European Commission settlement. This fine was paid by the Company on October 20, 2016. For more information on this matter, see “Note 14: Commitments and Contingencies”.

Warranty and Campaign Program

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and nine months ended September 30, 2016 and 2015 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Balance at beginning of period	$935	$951	$908	$1,020
Current year additions	182	172	552	515
Claims paid	(174)	(195)	(511)	(535)
Currency translation adjustment and other	(4)	(25)	(10)	(97)
Balance at September 30	$939	$903	$939	$903

Restructuring Provision

The Company incurred restructuring expenses of $6 million and $18 million during the three months ended September 30, 2016 and 2015, respectively, and $31 million and $52 million during the nine months ended September 30, 2016 and 2015. The expenses during the three months ended September 30, 2016 were attributable to actions within Commercial Vehicles. The expenses in all other periods were primarily attributable to actions within Commercial Vehicles and Agricultural Equipment as part of the Company’s efficiency program launched in 2014.